Commitments and Contingencies (Details) - Schedule of future minimum payments required under the lease	Dec. 31, 2022 USD ($)
Schedule Of Future Minimum Payments Required Under The Lease Abstract
2023	$ 583,728
2024	550,705
2025	517,231
2026	532,424
2027	548,073
Thereafter	754,064
Total lease payments	3,486,225
Less: Amounts representing interest	(1,081,698)
Total lease obligations	2,404,526
Less: Current	(326,908)
Total	$ 2,077,618